RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jul. 31, 2025	Jun. 30, 2025	Jun. 17, 2025	Jan. 31, 2025
Cash	$ 252,240			$ 59,073
Greenland Exploration Limited [Member]
Cash		$ 20,000
Common Stock [Member] | Greenland Exploration Limited [Member]
Aggregate shares			1,500,000
Common Stock [Member] | Greenland Exploration Limited [Member] | Board of Directors Chairman [Member]
Cash			$ 10,000
Warrant [Member] | Greenland Exploration Limited [Member]
Aggregate shares			1,500,000
Warrant [Member] | Greenland Exploration Limited [Member] | Board of Directors Chairman [Member]
Cash			$ 10,000